Long-term Investments (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Long-term investments
Balance at the beginning of the period		$ 63,777	[1]	$ 22,255		$ 16,050
Investments made		252,256		47,666		16,503
Loss from equity method investment		(6)		(5)	[2],[3]	(1,236)	[2],[3]
Impairment on investments		(6,608)		(2,521)		(1,928)
Remeasurement gain upon obtaining control	[2],[3]					3,116
Disposal of investments		(13,134)				(585)
Transfer from long-term investments to a wholly owned subsidiary				(1,189)		(10,080)
Unrealized loss		(198)		(2,067)
Others		(1,408)		(362)		415
Balance at the end of period		294,679		63,777	[1]	22,255
Investment related impairment		8,005		2,521	[2],[3]	2,526	[2],[3]
Cost Method
Long-term investments
Balance at the beginning of the period		50,594		22,255		12,485
Investments made		252,256		32,412		11,868
Impairment on investments		(6,608)		(2,521)		(1,928)
Disposal of investments		(13,134)				(585)
Transfer from long-term investments to a wholly owned subsidiary				(1,189)
Others		(1,401)		(363)		415
Balance at the end of period		281,707		50,594		22,255
Equity Method
Long-term investments
Balance at the beginning of the period		154				3,565
Investments made				158		4,635
Loss from equity method investment		(6)		(5)		(1,236)
Remeasurement gain upon obtaining control						3,116
Transfer from long-term investments to a wholly owned subsidiary						$ (10,080)
Others		(7)		1
Balance at the end of period		141		154
Available-for-Sale Securities
Long-term investments
Balance at the beginning of the period		13,029
Investments made				15,096
Unrealized loss		(198)		(2,067)
Balance at the end of period		12,831		$ 13,029
Didi and Kuaidi Taxi | Cost Method
Long-term investments
Investments made		142,000
A company developing social applications | Cost Method
Long-term investments
Investments made		$ 70,000

[1]	The above consolidated balance sheets present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[3]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).